Subsequent events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent events

Note 18: —Subsequent events

In January 2021, the Company acquired all of the outstanding shares of Working Not Working, Inc., a creative talent platform for a cash amount of $9,422. The agreement stipulated additional contingent payments to shareholders in an aggregate amount of up to $3,500 subject to certain milestones to be paid over a three-year period. The acquisition would be accounted for as a business combination.